Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Inputs Quantitative Information [Line Items]
Addition			¥ 497,796
Fair value change	¥ 857		(102,555)
Foreign exchange translation adjustments	(25,140)		(6,660)
Balance	¥ 364,298	$ 55,831	¥ 388,581